Investments (Tables)	12 Months Ended
Dec. 31, 2011
Net Investment Income

Sources of net investment income were as follows for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Fixed maturity securities—taxable	$2,697	$2,619	$2,458
Fixed maturity securities—non-taxable	35	59	107
Commercial mortgage loans	365	391	432
Restricted commercial mortgage loans related to securitization entities (1)	40	39	—
Equity securities	19	14	16
Other invested assets (2)	162	104	(82)
Restricted other invested assets related to securitization entities (1)	—	2	—
Policy loans	120	112	143
Cash, cash equivalents and short-term investments	37	21	49

Gross investment income before expenses and fees	3,475	3,361	3,123
Expenses and fees	(95)	(95)	(90)

Net investment income	$3,380	$3,266	$3,033

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	Included in other invested assets was $15 million, $14 million and $7 million of net investment income related to trading securities in 2011, 2010 and 2009, respectively.

Net Investment Gains (Losses)

The following table sets forth net investment gains (losses) for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Available-for-sale securities:
Realized gains	$210	$156	$255
Realized losses	(160)	(151)	(226)

Net realized gains (losses) on available-for-sale securities	50	5	29

Impairments:
Total other-than-temporary impairments	(118)	(122)	(1,499)
Portion of other-than-temporary impairments included in other comprehensive income (loss)	(14)	(86)	441

Net other-than-temporary impairments	(132)	(208)	(1,058)

Trading securities	27	19	22
Commercial mortgage loans	6	(29)	(28)
Net gains (losses) related to securitization entities (1)	(47)	(3)	—
Derivative instruments (2)	(99)	50	21
Contingent purchase price valuation change	(25)	—	—
Other	—	23	(27)

Net investment gains (losses)	$(220)	$(143)	$(1,041)

(1)	See note 18 for additional information related to consolidated securitization entities.
(2)	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).

Credit Losses Recognized In Net Income

The following represents the activity for credit losses recognized in net income (loss) on debt securities where an other-than-temporary impairment was identified and a portion of other-than-temporary impairments was included in OCI as of and for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Beginning balance	$784	$1,059	$—
Adoption of new accounting guidance related to other-than-temporary impairments	—	—	1,204
Adoption of new accounting guidance related to securitization entities	—	(36)	—
Additions:
Other-than-temporary impairments not previously recognized	39	63	120
Increases related to other-than-temporary impairments previously recognized	82	117	227
Reductions:
Securities sold, paid down or disposed	(259)	(419)	(485)
Securities where there is intent to sell	—	—	(7)

Ending balance	$646	$784	$1,059

Unrealized Investment Gains And Losses

Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income (loss) were as follows as of December 31:

(Amounts in millions)	2011	2010	2009
Net unrealized gains (losses) on investment securities:
Fixed maturity securities	$3,742	$511	$(2,245)
Equity securities	5	9	20
Other invested assets	(30)	(22)	(29)

Subtotal	3,717	498	(2,254)
Adjustments to DAC, PVFP, sales inducements and benefit reserves	(1,303)	(553)	127
Income taxes, net	(840)	25	761

Net unrealized investment gains (losses)	1,574	(30)	(1,366)
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	89	50	39

Net unrealized investment gains (losses) attributable to Genworth Financial, Inc.	$1,485	$(80)	$(1,405)

Change In Net Unrealized Gains (Losses) On Available-For-Sale Investment Securities Reported In AOCI

The change in net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income (loss) was as follows as of and for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Beginning balance	$(80)	$(1,405)	$(4,087)
Cumulative effect of changes in accounting	—	260	(349)
Unrealized gains (losses) arising during the period:
Unrealized gains (losses) on investment securities	3,137	2,141	4,379
Adjustment to DAC	(101)	(233)	(461)
Adjustment to PVFP	(86)	(134)	(178)
Adjustment to sales inducements	(3)	(35)	(20)
Adjustment to benefit reserves	(560)	(273)	—
Provision for income taxes	(836)	(523)	(1,319)

Change in unrealized gains (losses) on investment securities	1,551	943	2,401
Reclassification adjustments to net investment (gains) losses, net of taxes of $(29), $(71) and $(360)	53	133	669

Change in net unrealized investment gains (losses)	1,604	1,336	2,721
Less: change in net unrealized investment gains (losses) attributable to noncontrolling interests	39	11	39

Ending balance	$1,485	$(80)	$(1,405)

Fixed Maturity And Equity Securities

As of December 31, 2011, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$3,946	$918	$—	$(1)	$—	$4,863
Tax-exempt	564	15	—	(76)	—	503
Government—non-U.S.	2,017	196	—	(2)	—	2,211
U.S. corporate	23,024	2,542	18	(325)	(1)	25,258
Corporate—non-U.S.	13,156	819	—	(218)	—	13,757
Residential mortgage-backed	5,695	446	9	(252)	(203)	5,695
Commercial mortgage-backed	3,470	157	4	(179)	(52)	3,400
Other asset-backed	2,686	18	—	(95)	(1)	2,608

Total fixed maturity securities	54,558	5,111	31	(1,148)	(257)	58,295
Equity securities	356	19	—	(14)	—	361

Total available-for-sale securities	$54,914	$5,130	$31	$(1,162)	$(257)	$58,656

As of December 31, 2010, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

		Gross unrealized gains		Gross unrealized losses
(Amounts in millions)	Amortized cost or cost	Not other-than- temporarily impaired	Other-than- temporarily impaired	Not other-than- temporarily impaired	Other-than- temporarily impaired	Fair value
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$3,568	$145	$—	$(8)	$—	$3,705
Tax-exempt	1,124	19	—	(113)	—	1,030
Government—non-U.S.	2,257	118	—	(6)	—	2,369
U.S. corporate	23,282	1,123	10	(448)	—	23,967
Corporate—non-U.S.	13,180	485	—	(167)	—	13,498
Residential mortgage-backed	4,821	116	18	(304)	(196)	4,455
Commercial mortgage-backed	3,936	132	6	(286)	(45)	3,743
Other asset-backed	2,494	18	—	(94)	(2)	2,416

Total fixed maturity securities	54,662	2,156	34	(1,426)	(243)	55,183
Equity securities	323	13	—	(4)	—	332

Total available-for-sale securities	$54,985	$2,169	$34	$(1,430)	$(243)	$55,515

Gross Unrealized Losses And Fair Values Of Investment Securities

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2011:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
Fixed maturity securities:
U.S. government, agencies and government-sponsored enterprises	$160	$(1)	2	$—	$—	—	$160	$(1)	2
Tax-exempt	—	—	—	230	(76)	72	230	(76)	72
Government—non-U.S.	90	(1)	25	8	(1)	8	98	(2)	33
U.S. corporate	1,721	(68)	175	1,416	(258)	136	3,137	(326)	311
Corporate—non-U.S.	1,475	(86)	188	705	(132)	75	2,180	(218)	263
Residential mortgage-backed	276	(5)	68	727	(450)	359	1,003	(455)	427
Commercial mortgage-backed	282	(36)	49	831	(195)	159	1,113	(231)	208
Other asset-backed	623	(3)	83	309	(93)	35	932	(96)	118

Subtotal, fixed maturity securities	4,627	(200)	590	4,226	(1,205)	844	8,853	(1,405)	1,434
Equity securities	92	(11)	39	25	(3)	13	117	(14)	52

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

% Below cost—fixed maturity securities:
<20% Below cost	$4,545	$(156)	548	$2,758	$(252)	435	$7,303	$(408)	983
20%-50% Below cost	78	(30)	27	1,335	(653)	283	1,413	(683)	310
>50% Below cost	4	(14)	15	133	(300)	126	137	(314)	141

Total fixed maturity securities	4,627	(200)	590	4,226	(1,205)	844	8,853	(1,405)	1,434

% Below cost—equity securities:
<20% Below cost	80	(6)	36	21	(1)	12	101	(7)	48
20%-50% Below cost	12	(5)	3	4	(2)	1	16	(7)	4

Total equity securities	92	(11)	39	25	(3)	13	117	(14)	52

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

Investment grade	$4,292	$(165)	502	$3,066	$(577)	479	$7,358	$(742)	981
Below investment grade (3)	427	(46)	127	1,185	(631)	378	1,612	(677)	505

Total for securities in an unrealized loss position	$4,719	$(211)	629	$4,251	$(1,208)	857	$8,970	$(1,419)	1,486

(1)	Amounts included $248 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $257 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $235 million of unrealized losses on other-than-temporarily impaired securities.

The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2010:

	Less than 12 months			12 months or more			Total
(Dollar amounts in millions)	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses (1)	Number of securities	Fair value	Gross unrealized losses (2)	Number of securities
Description of Securities
U.S. government, agencies and government-sponsored enterprises	$545	$(8)	36	$—	$—	—	$545	$(8)	36
Tax-exempt	285	(12)	101	244	(101)	90	529	(113)	191
Government—non-U.S.	431	(5)	69	21	(1)	7	452	(6)	76
U.S. corporate	3,615	(125)	443	2,338	(323)	191	5,953	(448)	634
Corporate—non-U.S.	2,466	(53)	296	1,141	(114)	102	3,607	(167)	398
Residential mortgage-backed	461	(23)	92	1,031	(477)	416	1,492	(500)	508
Commercial mortgage-backed	177	(8)	26	1,167	(323)	225	1,344	(331)	251
Other asset-backed	401	(2)	37	512	(94)	53	913	(96)	90

Subtotal, fixed maturity securities	8,381	(236)	1,100	6,454	(1,433)	1,084	14,835	(1,669)	2,184
Equity securities	77	(3)	48	5	(1)	4	82	(4)	52

Total for securities in an unrealized loss position	$8,458	$(239)	1,148	$6,459	$(1,434)	1,088	$14,917	$(1,673)	2,236

% Below cost—fixed maturity securities:
<20% Below cost	$8,359	$(226)	1,076	$4,852	$(418)	588	$13,211	$(644)	1,664
20%-50% Below cost	22	(8)	18	1,428	(652)	328	1,450	(660)	346
>50% Below cost	—	(2)	6	174	(363)	168	174	(365)	174

Total fixed maturity securities	8,381	(236)	1,100	6,454	(1,433)	1,084	14,835	(1,669)	2,184

% Below cost—equity securities:
<20% Below cost	72	(2)	47	5	(1)	4	77	(3)	51
20%-50% Below cost	5	(1)	1	—	—	—	5	(1)	1

Total equity securities	77	(3)	48	5	(1)	4	82	(4)	52

Total for securities in an unrealized loss position	$8,458	$(239)	1,148	$6,459	$(1,434)	1,088	$14,917	$(1,673)	2,236

Investment grade	$8,249	$(231)	1,060	$4,850	$(764)	683	$13,099	$(995)	1,743
Below investment grade (3)	209	(8)	88	1,609	(670)	405	1,818	(678)	493

Total for securities in an unrealized loss position	$8,458	$(239)	1,148	$6,459	$(1,434)	1,088	$14,917	$(1,673)	2,236

(1)	Amounts included $240 million of unrealized losses on other-than-temporarily impaired securities.
(2)	Amounts included $243 million of unrealized losses on other-than-temporarily impaired securities.
(3)	Amounts that have been in a continuous loss position for 12 months or more included $213 million of unrealized losses on other-than-temporarily impaired securities.

Fixed Maturity Securities More Than 20% Below Cost And In A Continuous Loss Position For 12 Months Or More By Asset Class

The following tables present the concentration of gross unrealized losses and fair values of fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by asset class as of December 31, 2011:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
Tax-exempt	$144	$(67)	5%	28	$—	$—	—%	—
Government—non-U.S.	2	(1)	—	1	—	—	—	—
U.S. corporate	322	(134)	9	22	—	—	—	—
Corporate—non-U.S.	223	(98)	7	21	—	—	—	—
Structured securities:
Residential mortgage-backed	69	(29)	2	26	11	(27)	2	14
Commercial mortgage-backed	60	(23)	2	14	—	(1)	—	3
Other asset-backed	27	(8)	1	3	1	(2)	—	1

Total structured securities	156	(60)	5	43	12	(30)	2	18

Total	$847	$(360)	26%	115	$12	$(30)	2%	18

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. corporate	$40	$(28)	2%	11	$—	$—	—%	—
Structured securities:
Residential mortgage-backed	263	(158)	11	117	82	(205)	14	90
Commercial mortgage-backed	112	(53)	4	36	29	(51)	4	16
Other asset-backed	73	(54)	4	4	10	(14)	1	2

Total structured securities	448	(265)	19	157	121	(270)	19	108

Total	$488	$(293)	21%	168	$121	$(270)	19%	108

Corporate Debt Securities More Than 20% Below Cost And In A Continuous Loss Position For 12 Months Or More By Industry

The following tables present the concentration of gross unrealized losses and fair values related to corporate debt fixed maturity securities that were more than 20% below cost and in a continuous loss position for 12 months or more by industry as of December 31, 2011:

	Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$455	$(203)	14%	38	$—	$—	—%	—
Utilities and energy	18	(6)	—	1	—	—	—	—
Consumer-non-cyclical	30	(10)	1	1	—	—	—	—
Capital goods	11	(4)	—	1	—	—	—	—
Technology and communications	31	(9)	1	2	—	—	—	—

Total	$545	$(232)	16%	43	$—	$—	—%	—

	Below Investment Grade
	20% to 50%				Greater than 50%
(Dollar amounts in millions)	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	% of total gross unrealized losses	Number of securities
Industry:
Finance and insurance	$32	$(24)	2%	3	$—	$—	—%	—
Consumer-cyclical	2	(1)	—	6	—	—	—	—
Capital goods	4	(2)	—	1	—	—	—	—
Technology and communications	2	(1)	—	1	—	—	—	—

Total	$40	$(28)	2%	11	$—	$—	—%	—

Maturity Distribution Of Fixed Maturity Securities

The scheduled maturity distribution of fixed maturity securities as of December 31, 2011 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

(Amounts in millions)	Amortized cost or cost	Fair value
Due one year or less	$2,731	$2,756
Due after one year through five years	10,916	11,225
Due after five years through ten years	9,760	10,472
Due after ten years	19,300	22,139

Subtotal	42,707	46,592
Residential mortgage-backed	5,695	5,695
Commercial mortgage-backed	3,470	3,400
Other asset-backed	2,686	2,608

Total	$54,558	$58,295

Commercial Mortgage Loans By Property Type

The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of December 31:

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$1,898	31%	$1,974	29%
Industrial	1,707	28	1,788	26
Office	1,590	26	1,850	27
Apartments	641	10	725	11
Mixed use/other	304	5	435	7

Subtotal	6,140	100%	6,772	100%

Unamortized balance of loan origination fees and costs	3		5
Allowance for losses	(51)		(59)

Total	$6,092		$6,718

Commercial Mortgage Loans By Geographic Region

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$1,631	27%	$1,583	23%
Pacific	1,539	25	1,769	26
Middle Atlantic	734	12	937	14
East North Central	557	9	612	9
Mountain	497	8	540	8
New England	388	6	482	7
West North Central	337	5	369	6
West South Central	298	5	297	4
East South Central	159	3	183	3

Subtotal	6,140	100%	6,772	100%

Unamortized balance of loan origination fees and costs	3		5
Allowance for losses	(51)		(59)

Total	$6,092		$6,718

Aging Of Past Due Commercial Mortgage Loans By Property Type

The following tables set forth the aging of past due commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$107	$—	$—	$107	$1,791	$1,898
Industrial	3	—	—	3	1,704	1,707
Office	4	3	15	22	1,568	1,590
Apartments	—	—	—	—	641	641
Mixed use/other	1	—	—	1	303	304

Total recorded investment	$115	$3	$15	$133	$6,007	$6,140

% of total commercial mortgage loans	2%	—%	—%	2%	98%	100%

	2010
(Amounts in millions)	31 - 60 days past due	61 - 90 days past due	Greater than 90 days past due	Total past due	Current	Total
Property type:
Retail	$—	$—	$—	$—	$1,974	$1,974
Industrial	—	6	27	33	1,755	1,788
Office	—	—	12	12	1,838	1,850
Apartments	—	—	—	—	725	725
Mixed use/other	—	—	—	—	435	435

Total recorded investment	$—	$6	$39	$45	$6,727	$6,772

% of total commercial mortgage loans	—%	—%	1%	1%	99%	100%

Nonaccrual Status Of Commercial Mortgage Loans By Property Type

The following table sets forth the commercial mortgage loans on nonaccrual status by property type as of December 31:

(Amounts in millions)	2011	2010
Property type:
Retail	$—	$—
Industrial	—	27
Office	15	12
Apartments	—	—
Mixed use/other	—	—

Total recorded investment	$15	$39

Allowance For Credit Losses And Recorded Investment In Commercial Mortgage Loans

The following table sets forth the allowance for credit losses and recorded investment in commercial mortgage loans as of or for the years ended December 31:

(Amounts in millions)	2011	2010
Allowance for credit losses:
Beginning balance	$59	$48
Charge-offs (1)	(5)	(23)
Recoveries	—	—
Provision	(3)	34

Ending balance	$51	$59

Ending allowance for individually impaired loans	$—	$—

Ending allowance for loans not individually impaired that were evaluated collectively for impairment	$51	$59

Recorded investment:
Ending balance	$6,140	$6,772

Ending balance of individually impaired loans	$10	$30

Ending balance of loans not individually impaired that were evaluated collectively for impairment	$6,130	$6,742

(1)	Charge-offs in 2010 included $13 million related to held-for-sale commercial mortgage loans that were sold in the third quarter of 2010.

Activity In Allowance For Losses During The Period

The following table presents the activity in the allowance for losses as of or for the year ended December 31:

(Amounts in millions)	2009
Beginning balance	$23
Provision	25
Release	—

Ending balance	$48

Impaired Commercial Mortgage Loans By Property Type

The following tables set forth our individually impaired commercial mortgage loans by property type as of December 31:

2011
(Amounts in millions)	Recorded investment	Unpaid principal balance	Charge-offs	Related allowance	Average recorded investment	Interest income recognized
Property type:
Retail	$—	$—	$—	$—	$—	$—
Industrial	—	—	—	—	$—	—
Office	10	13	3	—	$10	—
Apartments	—	—	—	—	$—	—
Mixed use/other	—	—	—	—	$—	—

Total	$10	$13	$3	$—	$10	$—

	2010
(Amounts in millions)	Recorded investment	Unpaid principal balance	Charge-offs	Related allowance	Average recorded investment	Interest income recognized
Property type:
Retail	$5	$8	$3	$—	$2	$—
Industrial	19	24	5	—	$3	—
Office	6	8	2	—	$2	—
Apartments	—	—	—	—	$—	—
Mixed use/other	—	—	—	—	$—	—

Total	$30	$40	$10	$—	$3	$—

Average Loan-To-Value Of Commercial Mortgage Loans By Property Type

The following tables set forth the loan-to-value of commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$453	$247	$900	$268	$30	$1,898
Industrial	445	332	642	261	27	1,707
Office	364	281	546	283	116	1,590
Apartments	164	110	321	31	15	641
Mixed use/other	81	47	89	15	72	304

Total	$1,507	$1,017	$2,498	$858	$260	$6,140

% of total	25%	17%	40%	14%	4%	100%

Weighted-average debt service coverage ratio	2.28	1.89	2.16	1.19	2.26	2.01

(1)

Included $260 million of loans in good standing, with a total weighted-average loan-to-value of 117%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

	2010
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100% (1)	Total
Property type:
Retail	$477	$287	$805	$363	$42	$1,974
Industrial	431	361	625	284	87	1,788
Office	320	327	612	446	145	1,850
Apartments	99	172	321	133	—	725
Mixed use/other	123	10	63	221	18	435

Total	$1,450	$1,157	$2,426	$1,447	$292	$6,772

% of total	22%	17%	36%	21%	4%	100%

Weighted-average debt service coverage ratio	2.24	1.99	1.79	2.42	0.75	2.01

(1)

Included $25 million of impaired loans and $267 million of loans in good standing, with a total weighted-average loan-to-value of 119%, where borrowers continued to make timely payments and have no history of delinquencies or distress.

Debt Service Coverage Ratio For Fixed Rate Commercial Mortgage Loans By Property Type

The following tables set forth the debt service coverage ratio for fixed rate commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$91	$322	$445	$595	$340	$1,793
Industrial	197	238	278	652	334	1,699
Office	188	130	341	395	452	1,506
Apartments	15	80	76	295	174	640
Mixed use/other	22	23	53	61	59	218

Total	$513	$793	$1,193	$1,998	$1,359	$5,856

% of total	9%	14%	20%	34%	23%	100%

Weighted-average loan-to-value	86%	72%	68%	59%	50%	63%

	2010
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$125	$317	$490	$512	$415	$1,859
Industrial	260	166	292	698	346	1,762
Office	176	186	238	524	547	1,671
Apartments	7	62	160	290	135	654
Mixed use/other	49	12	17	78	94	250

Total	$617	$743	$1,197	$2,102	$1,537	$6,196

% of total	10%	12%	19%	34%	25%	100%

Weighted-average loan-to-value	90%	71%	68%	62%	50%	64%

Debt Service Coverage Ratio For Floating Rate Commercial Mortgage Loans By Property Type

The following tables set forth the debt service coverage ratio for floating rate commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$1	$—	$104	$105
Industrial	—	—	—	5	3	8
Office	—	—	8	—	76	84
Apartments	—	—	—	—	1	1
Mixed use/other	—	—	—	—	86	86

Total	$—	$—	$9	$5	$270	$284

% of total	—%	—%	3%	2%	95%	100%

Weighted-average loan-to-value	—%	—%	54%	44%	74%	72%

	2010
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$—	$—	$—	$2	$113	$115
Industrial	1	5	—	1	19	26
Office	—	—	—	57	122	179
Apartments	—	4	—	21	46	71
Mixed use/other	—	—	—	—	185	185

Total	$1	$9	$—	$81	$485	$576

% of total	—%	2%	—%	14%	84%	100%

Weighted-average loan-to-value	30%	62%	—%	83%	77%	78%

Restricted Commercial Mortgage Loans By Property Type

The following tables set forth additional information regarding our restricted commercial mortgage loans related to securitization entities as of December 31:

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Property type:
Retail	$161	38%	$182	36%
Industrial	99	24	124	24
Office	86	21	117	23
Apartments	60	15	64	13
Mixed use/other	7	2	22	4

Subtotal	413	100%	509	100%

Allowance for losses	(2)		(2)

Total	$411		$507

Restricted Commercial Mortgage Loans By Geographic Region

	2011		2010
(Amounts in millions)	Carrying value	% of total	Carrying value	% of total
Geographic region:
South Atlantic	$146	35%	$189	37%
Pacific	74	18	90	18
Middle Atlantic	65	16	70	14
East North Central	42	10	51	10
Mountain	28	7	32	6
West North Central	28	7	31	6
East South Central	17	4	32	6
West South Central	12	3	13	3
New England	1	—	1	—

Subtotal	413	100%	509	100%

Allowance for losses	(2)		(2)

Total	$411		$507

Average Loan-To-Value Of Restricted Commercial Mortgage Loans By Property Type

The following tables set forth the loan-to-value of restricted commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$147	$9	$2	$—	$3	$161
Industrial	87	5	—	5	2	99
Office	63	9	6	6	2	86
Apartments	34	3	—	23	—	60
Mixed use/other	7	—	—	—	—	7

Total recorded investments	$338	$26	$8	$34	$7	$413

% of total	82%	6%	2%	8%	2%	100%

Weighted-average debt service coverage ratio	1.78	1.16	2.07	0.88	0.49	1.65

	2010
(Amounts in millions)	0% - 50%	51% - 60%	61% - 75%	76% - 100%	Greater than 100%	Total
Property type:
Retail	$141	$34	$1	$3	$3	$182
Industrial	108	8	4	2	2	124
Office	90	19	5	3	—	117
Apartments	35	9	—	20	—	64
Mixed use/other	17	5	—	—	—	22

Total recorded investments	$391	$75	$10	$28	$5	$509

% of total	77%	15%	2%	5%	1%	100%

Weighted-average debt service coverage ratio	1.82	1.35	1.05	1.18	0.52	1.69

Debt Service Coverage Ratio For Fixed Rate Restricted Commercial Mortgage Loans By Property Type

The following tables set forth the debt service coverage ratio for fixed rate restricted commercial mortgage loans by property type as of December 31:

	2011
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$5	$17	$49	$62	$28	$161
Industrial	15	10	21	23	30	99
Office	12	23	4	37	10	86
Apartments	12	14	7	22	5	60
Mixed use/other	—	—	—	2	5	7

Total recorded investments	$44	$64	$81	$146	$78	$413

% of total	10%	16%	20%	35%	19%	100%

Weighted-average loan-to-value	73%	48%	39%	36%	28%	41%

	2010
(Amounts in millions)	Less than 1.00	1.00 - 1.25	1.26 - 1.50	1.51 - 2.00	Greater than 2.00	Total
Property type:
Retail	$14	$6	$52	$77	$33	$182
Industrial	11	9	25	50	29	124
Office	14	14	23	45	21	117
Apartments	—	21	10	26	7	64
Mixed use/other	—	—	7	11	4	22

Total recorded investments	$39	$50	$117	$209	$94	$509

% of total	8%	10%	23%	41%	18%	100%

Weighted-average loan-to-value	65%	55%	42%	41%	31%	43%